As filed with the Securities and Exchange Commission on February 29, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2015

Item 1. Schedule of Investments.

HODGES FUND

SCHEDULE OF INVESTMENTS at December 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 87.1%
Air Transportation: 6.7%
165,000	Delta Air Lines, Inc.	$8,363,850
150,000	Southwest Airlines Co.	6,459,000
		14,822,850
Basic Materials Manufacturing: 13.3%
300,000	Builders FirstSource, Inc. *	3,324,000
200,000	Eagle Materials, Inc.	12,086,000
75,000	Encore Wire Corp.	2,781,750
255,500	Summit Materials, Inc. *	5,120,220
260,500	TimkenSteel Corp.	2,182,990
500,000	United States Steel Corp.	3,990,000
		29,484,960
Computer & Electronic Products: 5.2%
260,000	Micron Technology, Inc. *	3,681,600
207,000	Nimble Storage, Inc. *	1,904,400
70,000	NXP Semiconductors NV *	5,897,500
		11,483,500
Construction: 8.7%
330,000	DR Horton, Inc.	10,569,900
400,000	Primoris Services Corp.	8,812,000
		19,381,900
Food Services: 3.4%
1,720,000	Luby's, Inc. *,1,2	7,688,400
Internet Services: 6.0%
90,000	Facebook, Inc. *	9,419,400
300,000	Pandora Media, Inc. *	4,023,000
		13,442,400
Manufacturing: 3.0%
1,300,000	The Dixie Group, Inc. *,1,2	6,799,000
Mining, Oil & Gas Extraction: 14.7%
3,521,600	Comstock Resources, Inc. *,1	6,585,392
1,050,000	Freeport-McMoRan Copper & Gold, Inc.	7,108,500
100,000	Helmerich & Payne, Inc.	5,355,000
732,800	Hyperdynamics Corp. *,2	857,376
590,000	Matador Resources Co. *	11,664,300
150,000	Oasis Petroleum, Inc. *	1,105,500
		32,676,068
Pharmaceuticals: 3.7%
20,000	Gilead Sciences, Inc.	2,023,800
40,000	Intra-Cellular Therapies, Inc. *	2,151,600
50,000	Neos Therapeutics, Inc. *	716,000
250,000	Supernus Pharmaceuticals, Inc. *	3,360,000
		8,251,400
Publishing Industries: 1.6%
700,000	A.H. Belo Corp. - Class A [1,2]	3,500,000

Rental & Leasing: 1.5%
45,000	United Rentals, Inc. *	3,264,300
Retail Trade: 11.7%
117,000	Boot Barn Holdings, Inc. *	1,437,930
45,000	The Home Depot, Inc.	5,951,250
1,900,000	J.C. Penney Co., Inc. *	12,654,000
400,000	The Men's Wearhouse, Inc.	5,872,000
		25,915,180
Transportation Equipment: 7.6%
699,800	Trinity Industries, Inc.	16,809,196
TOTAL COMMON STOCKS
(Cost $218,228,852)		193,519,154
PARTNERSHIPS & TRUSTS: 10.5%
Land Ownership & Leasing: 10.5%
177,300	Texas Pacific Land Trust [1,2]	23,212,116
TOTAL PARTNERSHIPS & TRUSTS
(Cost $5,259,126)		23,212,116

Contracts
(100 shares per contract)
CALL OPTIONS PURCHASED: 1.9%
Basic Materials Manufacturing: 0.1%
1,900	KapStone Paper & Packaging Corp. Expiration: February 2016, Exercise Price: $22.50 *	270,750
Computer & Electronic Products: 0.0%
500	NXP Semiconductors NV Expiration: January 2016, Exercise Price: $105.00 *	1,250
Couriers & Express Delivery Services: 0.3%
80	FedEx Corp. Expiration: July 2016, Exercise Price: $100.00 *	401,400
100	Expiration: January 2017, Exercise Price: $120.00 *	347,000
		748,400
Household Goods: 0.0%
275	Whirlpool Corp. Expiration: January 2016, Exercise Price: $150.00 *	53,488
Retail Trade: 0.6%
250	Ulta Salon Cosmetics & Fragrance, Inc. Expiration: March 2016, Exercise Price: $130.00 *	1,368,750
Software Publishers: 0.9%
1,000	Electronic Arts, Inc. Expiration: January 2016, Exercise Price: $50.00 *	1,907,500
TOTAL CALL OPTIONS PURCHASED
(Cost $5,414,323)		4,350,138

Shares
WARRANTS: –%
105,034	Hercules Offshore Inc. Expiration: November 2021, Exercise Price: $70.50 *	–
TOTAL WARRANTS
(Cost $–)		–
SHORT-TERM INVESTMENTS: 0.0%
Money Market Fund: 0.0%
292	Fidelity Money Market Portfolio - Select Class, 0.23% [3]	292
TOTAL SHORT-TERM INVESTMENTS
(Cost $292)		292
TOTAL INVESTMENTS IN SECURITIES: 99.5%
(Cost $228,902,593)		221,081,700
Other Assets in Excess of Liabilities: 0.5%		1,038,766
TOTAL NET ASSETS: 100.0%		$222,120,466

*	Non-income producing security
[1]	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance March 31, 2015	Purchases	Sales	Share Balance December 31, 2015	Realized Gain (Loss)	Dividend Income	Value December 31, 2015	Acquisition Cost
A.H. Belo Corp.- Class A	846,950	-	146,950	700,000	$372,465	$201,668	$3,500,000	$3,742,561
Comstock Resources, Inc.	1,600,000	1,921,600	-	3,521,600	$-	$-	$6,585,392	$12,971,344
The Dixie Group, Inc.	953,100	346,900	-	1,300,000	$-	$-	$6,799,000	$11,024,514
Luby's, Inc.	1,950,000	-	230,000	1,720,000	$(438,101)	$-	$7,688,400	$12,227,484
Texas Pacific Land Trust	259,659	-	82,359	177,300	$9,762,914	$-	$23,212,116	$5,259,126
Total					$9,697,278	$201,668	$47,784,908	$45,225,029

[2]	A portion of this security is considered illiquid. As of December 31, 2015, the total market value of the investments considered illiquid was $30,040,376 or 13.5% of total net assets.
[3]	Seven-day yield as of December 31, 2015

SCHEDULE OF OPTIONS WRITTEN at December 31, 2015 (Unaudited)

Contracts
(100 shares per contract)

CALL OPTIONS WRITTEN: 0.1%
Retail Trade: 0.1%
150	Ulta Salon Cosmetics & Fragrance, Inc. Expiration: January 2016, Exercise Price: $185.00 *	$44,625
100	Expiration: March 2016, Exercise Price: $185.00 *	99,500
		144,125
TOTAL CALL OPTIONS WRITTEN
(Premiums Received $193,604)		$144,125

*	Non-income producing security

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

Cost of investments	$229,080,088
Gross unrealized appreciation	38,832,645
Gross unrealized depreciation	(46,831,033)
Net unrealized depreciation	$(7,998,388)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Hodges Fund
Summary of Fair Value Exposure at December 31, 2015 (Unaudited)

The Hodges Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2015. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$193,519,154	$-	$-	$193,519,154
Partnerships & Trusts	23,212,116	-	-	23,212,116
Call Options Purchased	-	4,350,138	-	4,350,138
Warrants	-	-	-	-
Short-Term Investments	292	-	-	292
Total Investments	$216,731,562	$4,350,138	$-	$221,081,700
Call Options Written	$-	$144,125	$-	$144,125

The Hodges Fund (the "Fund") has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.
The average number of purchased options contracts held by the Fund during the period at fiscal quarter ends was 3,830.  The average number of written options contracts held by the Fund during the period at fiscal quarter ends was 83.  The following table presents the fair value of derivative instruments, held long or sold short by the Fund, at December 31, 2015:
					Net Unrealized Gain/(Loss) on Open Positions
	Fair Value - Asset Derivative		Fair Value - Liability Derivative
Options Contracts	Assets	Liabilities	Assets	Liabilities
Equity Contracts: Call Options Purchased	$4,350,138	$-	$-	$-	$(1,064,185)
Equity Contracts: Call Options Written	$-	$-	$-	$144,125	$49,479
Total	$4,350,138	$-	$-	$144,125	$(1,014,706)

HODGES SMALL CAP FUND

SCHEDULE OF INVESTMENTS at December 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 94.4%
Air Transportation: 4.5%
1,000,000	American Airlines Group, Inc.	$42,350,000
994,000	Controladora Vuela Cia De Aviacion SAB de CV - ADR *	17,057,040
600,000	Virgin America, Inc. *	21,606,000
		81,013,040
Apparel Manufacturing: 2.6%
200,000	Fossil Group, Inc. *	7,312,000
370,000	G-III Apparel Group Ltd. *	16,376,200
770,000	Skechers U.S.A., Inc. *	23,261,700
		46,949,900
Automotive Retail: 3.8%
420,000	Group 1 Automotive, Inc.	31,794,000
185,000	Lithia Motors, Inc.	19,733,950
250,000	Monro Muffler Brake, Inc.	16,555,000
		68,082,950
Basic Materials Manufacturing: 10.4%
1,500,000	Commercial Metals Co.	20,535,000
550,000	Eagle Materials, Inc.	33,236,500
819,000	Encore Wire Corp. [1]	30,376,710
1,000,000	Graphic Packaging Holding Co.	12,830,000
1,500,000	KapStone Paper & Packaging Corp.	33,885,000
575,000	Mueller Water Products, Inc.	4,945,000
635,000	U.S. Concrete, Inc. *	33,439,100
2,000,000	United States Steel Corp.	15,960,000
		185,207,310
Broadcasting: 0.7%
1,575,500	Entravision Communications Corp.	12,147,105
Computer & Electronic Products: 4.5%
1,000,000	Diodes, Inc. *,1	22,980,000
340,000	FARO Technologies, Inc. *	10,036,800
400,000	NetScout Systems, Inc. *	12,280,000
1,270,000	Nimble Storage, Inc. *	11,684,000
300,000	Synaptics, Inc. *	24,102,000
		81,082,800
Construction: 1.5%
1,248,456	Primoris Services Corp. [1]	27,503,486
Depository Credit Intermediation: 5.2%
1,170,000	Hilltop Holdings, Inc. *	22,487,400
750,000	Independent Bank Group, Inc. [1]	24,000,000
1,150,000	Legacy Texas Financial Group, Inc.	28,773,000
350,000	Texas Capital BancShares, Inc. *	17,297,000
		92,557,400
Electrical Equipment: 2.2%
328,100	Greatbatch, Inc. *	17,225,250
200,000	Littelfuse, Inc.	21,402,000
		38,627,250

Financial Services: 1.0%
405,000	Blackhawk Network Holdings, Inc. *	17,905,050
Food & Beverage Manufacturing: 2.4%
400,000	Cal-Maine Foods, Inc.	18,536,000
1,100,000	Pilgrim's Pride Corp.	24,299,000
		42,835,000
Food Services: 5.2%
645,000	Brinker International, Inc.	30,927,750
215,000	Cracker Barrel Old Country Store, Inc.	27,268,450
1,190,000	Luby's, Inc. *,1,2	5,319,300
500,000	Popeyes Louisiana Kitchen, Inc. *	29,250,000
		92,765,500
Freight Transportation: 1.7%
974,000	Marten Transport Ltd. [1]	17,239,800
975,000	Swift Transportation Co. *	13,474,500
		30,714,300
Furniture Manufacturing: 1.1%
1,300,000	Steelcase, Inc.	19,370,000
General Manufacturing: 1.6%
770,000	Cooper Tire & Rubber Co.	29,144,500
Grocery Stores: 0.1%
50,000	Sprouts Farmers Market, Inc. *	1,329,500
Health Care Facilities: 1.7%
400,000	Amsurg Corp. *	30,400,000
Hotels, Restaurants & Leisure: 2.4%
1,443,000	La Quinta Holdings, Inc. *	19,639,230
175,000	Vail Resorts, Inc.	22,398,250
		42,037,480
Household Goods: 1.0%
175,000	Spectrum Brands Holdings, Inc.	17,815,000
Internet Services: 2.8%
1,863,000	Gogo, Inc. *	33,161,400
650,000	Infinera Corp. *	11,778,000
586,400	Points International Ltd. *,1	5,623,576
		50,562,976
Investment Management: 1.4%
1,600,000	Wisdomtree Investments, Inc.	25,088,000
Land Ownership & Leasing: 1.2%
1,125,000	The St. Joe Co. *	20,823,750
Machinery: 2.2%
500,000	AGCO Corp.	22,695,000
320,000	Alamo Group, Inc. [1]	16,672,000
		39,367,000
Medical Equipment & Supplies Manufacturing: 5.5%
783,710	Natus Medical, Inc. *	37,657,266
500,000	NuVasive, Inc. *	27,055,000
440,000	STERIS PLC	33,149,600
		97,861,866
Mining, Oil & Gas Extraction: 7.0%
1,500,000	Bonanza Creek Energy, Inc. *	7,905,000

1,610,000	Comstock Resources, Inc. *,2	3,010,700
245,000	Diamondback Energy, Inc. *	16,390,500
1,445,893	EnLink Midstream, LLC	21,818,525
1,223,000	Matador Resources Co. *	24,178,710
1,000,000	Memorial Resource Development Corp. *	16,150,000
1,100,000	Oasis Petroleum, Inc. *	8,107,000
1,120,000	RSP Permian, Inc. *	27,316,800
		124,877,235
Movie Production & Theaters: 1.9%
1,000,000	Cinemark Holdings, Inc.	33,430,000
Non-Depository Credit Intermediation: 1.0%
615,000	Waddell & Reed Financial, Inc.	17,625,900
Petroleum Products: 0.6%
1,200,000	Aegean Marine Petroleum Network, Inc. [1]	10,032,000
Pharmaceuticals: 1.7%
1,370,000	Horizon Pharma PLC *	29,687,900
Recreation: 1.4%
1,400,000	ClubCorp Holdings, Inc.	25,578,000
Retail Trade: 7.3%
2,000,000	American Eagle Outfitters, Inc.	31,000,000
400,000	Casey's General Stores, Inc.	48,180,000
620,000	CST Brands, Inc.	24,266,800
1,160,895	Shoe Carnival, Inc. [1,2]	26,932,764
		130,379,564
Scientific Research & Development Services: 1.7%
375,000	Charles River Laboratories International, Inc. *	30,146,250
Software Publishers: 2.5%
290,000	Blackbaud, Inc.	19,099,400
830,000	Fortinet, Inc. *	25,871,100
		44,970,500
Transportation & Warehousing: 0.3%
1,075,252	Diana Shipping, Inc. *	4,677,346
Transportation Equipment: 2.3%
1,700,000	Trinity Industries, Inc.	40,834,000
TOTAL COMMON STOCKS
(Cost $1,604,431,076)		1,683,429,858
PARTNERSHIPS & TRUSTS: 4.1%
Land Ownership & Leasing: 1.7%
235,300	Texas Pacific Land Trust [1,2]	30,805,476
Real Estate Investment Trusts: 2.4%
2,500,000	FelCor Lodging Trust, Inc.	18,250,000
850,000	The GEO Group, Inc.	24,573,500
		42,823,500
TOTAL PARTNERSHIPS & TRUSTS
(Cost $60,759,803)		73,628,976
SHORT-TERM INVESTMENTS: 1.3%
Money Market Fund: 1.3%
22,915,234	Fidelity Money Market Portfolio - Select Class, 0.23% [3]	22,915,234
TOTAL SHORT-TERM INVESTMENTS
(Cost $22,915,234)		22,915,234

TOTAL INVESTMENTS IN SECURITIES: 99.8%
(Cost $1,688,106,113)	1,779,974,068
Other Assets in Excess of Liabilities: 0.2%	3,883,294
TOTAL NET ASSETS: 100.0%	$1,783,857,362

ADR	American Depositary Receipt
*	Non-income producing security
[1]	A portion of this security is considered illiquid. As of December 31, 2015, the total market value of the investments considered illiquid was $87,465,192 or 4.9% of total net assets.
[2]	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance March 31, 2015	Purchases	Sales	Share Balance December 31,2015	Realized Gain (Loss)	Dividend Income	Value December 31, 2015	Acquisition Cost
Comstock Resources, Inc.	1,700,000	410,000	500,000	1,610,000	$(6,842,528)	$-	$3,010,700	$8,897,116
Luby's, Inc.	-	1,190,000	-	1,190,000	$-	$-	$5,319,300	$5,584,100
Shoe Carnival, Inc.	1,190,000	-	29,105	1,160,895	$364,630	$222,316	$26,932,764	$23,897,522
Texas Pacific Land Trust	205,300	30,000	-	235,300	$-	$-	$30,805,476	$18,738,089
Total							$66,068,240	$57,116,827
Interphase Corp. ^	1,367,000	43,254	1,410,254	-	$(3,209,203)	$-	$-	$-
U.S. Concrete, Inc. ^	750,000	35,000	150,000	635,000	$4,955,819	$-	$33,439,100	$16,466,574
Total					$(4,731,282)	$222,316
^ This security was considered an affiliate during the period, but is no longer an affiliate at December 31, 2015.

[3]	Seven-day yield as of December 31, 2015

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

Cost of investments	$1,688,473,916
Gross unrealized appreciation	269,989,328
Gross unrealized depreciation	(178,489,176)
Net unrealized appreciation	$91,500,152

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.
Hodges Small Cap Fund
Summary of Fair Value Exposure at December 31, 2015 (Unaudited)

The Hodges Small Cap Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2015. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,683,429,858	$-	$-	$1,683,429,858
Partnerships & Trusts	73,628,976	-	-	73,628,976
Short-Term Investments	22,915,234	-	-	22,915,234
Total Investments	$1,779,974,068	$-	$-	$1,779,974,068

HODGES SMALL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS at December 31, 2015 (Unaudited)

Shares	Value
COMMON STOCKS: 88.4%
Air Transportation: 1.0%
55,000	Controladora Vuela Cia De Aviacion SAB de CV - ADR *	$943,800
Automotive Retail: 2.8%
36,000	Group 1 Automotive, Inc.	2,725,200
Basic Materials Manufacturing: 11.8%
85,000	Commercial Metals Co.	1,163,650
55,000	Encore Wire Corp.	2,039,950
125,000	KapStone Paper & Packaging Corp.	2,823,750
28,000	Masonite International Corp. *	1,714,440
200,000	TimkenSteel Corp.	1,676,000
40,000	U.S. Concrete, Inc. *	2,106,400
		11,524,190
Broadcasting: 1.7%
90,000	The E.W. Scripps Co.	1,710,000
Computer & Electronic Products: 2.5%
180,000	ARI Network Services, Inc. *,1	810,000
170,000	Cypress Semiconductor Corp.	1,667,700
		2,477,700
Construction: 7.2%
32,500	Argan, Inc.	1,053,000
100,000	Green Brick Partners, Inc. *	720,000
90,000	LGI Homes, Inc. *	2,189,700
200,000	Orion Marine Group, Inc. *	834,000
100,000	Primoris Services Corp.	2,203,000
		6,999,700
Depository Credit Intermediation: 7.8%
50,000	Customers Bancorp, Inc. *	1,361,000
120,000	Hilltop Holdings, Inc. *	2,306,400
77,500	Legacy Texas Financial Group, Inc.	1,939,050
50,000	Triumph Bancorp, Inc. *	825,000
75,000	Veritex Holdings, Inc. *	1,215,750
		7,647,200
Food Services: 2.3%
115,000	Del Frisco's Restaurant Group, Inc. *	1,842,300
60,000	Rave Restaurant Group, Inc. *	383,400
		2,225,700
Freight Transportation: 1.8%
100,000	Marten Transport Ltd.	1,770,000
Funeral Services: 1.8%
75,000	Carriage Services, Inc.	1,807,500
Furniture Manufacturing: 2.3%
51,970	Hooker Furniture Corp.	1,311,723
100,000	Kimball International, Inc.	977,000
		2,288,723
General Manufacturing: 1.5%
40,000	Cooper Tire & Rubber Co.	1,514,000

Hotels, Restaurants & Leisure: 1.0%
75,000	La Quinta Holdings, Inc. *	1,020,750
Insurance: 7.9%
85,000	Hallmark Financial Services, Inc. *	993,650
50,000	Horace Mann Educators Corp.	1,659,000
285,000	State National Cos., Inc.	2,795,850
60,000	Stewart Information Services Corp.	2,239,800
		7,688,300
Machinery: 1.7%
32,300	Alamo Group, Inc.	1,682,830
Manufacturing: 1.5%
275,000	The Dixie Group, Inc. *,2	1,438,250
Mining, Oil & Gas Extraction: 3.9%
75,000	EnLink Midstream, LLC	1,131,750
70,000	Matador Resources Co. *	1,383,900
150,000	Synergy Resources Corp. *	1,278,000
		3,793,650
Motor Vehicle Parts Manufacturing: 4.1%
100,000	Superior Industries International, Inc.	1,842,000
185,000	Wabash National Corp. *	2,188,550
		4,030,550
Movie Production & Theaters: 2.4%
70,000	Cinemark Holdings, Inc.	2,340,100
Petroleum Products: 0.9%
110,000	Aegean Marine Petroleum Network, Inc.	919,600
Pharmaceuticals: 1.0%
45,000	Horizon Pharma PLC *	975,150
Publishing Industries: 0.8%
150,000	A.H. Belo Corp. - Class A [2]	750,000
Recreation: 2.2%
120,000	ClubCorp Holdings, Inc.	2,192,400
Retail Trade: 13.2%
175,000	American Eagle Outfitters, Inc.	2,712,500
95,000	Boot Barn Holdings, Inc. *	1,167,550
250,000	J.C. Penney Co., Inc. *	1,665,000
165,000	MarineMax, Inc. *	3,039,300
300,000	New York & Co, Inc. *	687,000
100,000	Shoe Carnival, Inc. [2]	2,320,000
106,600	Sportsman's Warehouse Holdings, Inc. *	1,375,140
		12,966,490
Transportation & Warehousing: 0.8%
170,000	Diana Shipping, Inc. *	739,500
Transportation Equipment: 2.5%
100,000	Trinity Industries, Inc.	2,402,000
TOTAL COMMON STOCKS
(Cost $94,073,722)		86,573,283
PARTNERSHIPS & TRUSTS: 2.0%
Land Ownership & Leasing: 0.5%
4,000	Texas Pacific Land Trust [2]	523,680
Real Estate Investment Trusts: 1.5%
50,000	The GEO Group, Inc.	1,445,500

TOTAL PARTNERSHIPS & TRUSTS
(Cost $2,188,774)		1,969,180
SHORT-TERM INVESTMENTS: 9.1%
Money Market Funds: 9.1%
3,833,309	Fidelity Money Market Portfolio - Select Class, 0.23% [3]	3,833,309
5,023,920	Invesco Short-Term Portfolio - Institutional Class, 0.25% [3]	5,023,920
		8,857,229
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,857,229)		8,857,229
TOTAL INVESTMENTS IN SECURITIES: 99.5%
(Cost $105,119,725)		97,399,692
Other Assets in Excess of Liabilities: 0.5%		463,066
TOTAL NET ASSETS: 100.0%		$97,862,758

ADR	American Depositary Receipt
*	Non-income producing security
[1]	A portion of this security is considered illiquid. As of December 31, 2015, the total market value of the investment considered illiquid was $151,074 or 0.2% of total net assets.
[2]	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance March 31, 2015	Purchases	Sales	Share Balance December 31, 2015	Realized Gain (Loss)	Dividend Income	Value December 31, 2015	Acquisition Cost
A.H. Belo Corp.- Class A	-	150,000	-	150,000	$-	$12,000	$750,000	$714,000
The Dixie Group, Inc.	65,000	216,000	6,000	275,000	$(8,987)	$-	$1,438,250	$2,492,537
Shoe Carnival, Inc.	30,000	85,000	15,000	100,000	$138,222	$10,965	$2,320,000	$2,475,514
Texas Pacific Land Trust	-	4,000	-	4,000	$-	$-	$523,680	$421,253
Total							$5,031,930	$6,103,304
U.S. Concrete, Inc. ^	22,000	39,000	21,000	40,000	$638,835	$-	$2,106,400	$1,650,989
Total					$768,070	$22,965
^ This security was considered an affiliate during the period, but is no longer an affiliate at December 31, 2015.

[3]	Seven-day yield as of December 31, 2015

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

Cost of investments	$105,182,394
Gross unrealized appreciation	3,559,344
Gross unrealized depreciation	(11,342,046)
Net unrealized depreciation	$(7,782,702)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Hodges Small Intrinsic Value Fund
Summary of Fair Value Exposure at December 31, 2015 (Unaudited)

The Hodges Small Intrinsic Value Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2015. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$86,573,283	$-	$-	$86,573,283
Partnerships & Trusts	1,969,180	-	-	1,969,180
Short-Term Investments	8,857,229	-	-	8,857,229
Total Investments	$97,399,692	$-	$-	$97,399,692

HODGES SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS at December 31, 2015 (Unaudited)

Shares	Value
COMMON STOCKS: 95.8%
Air Transportation: 3.8%
9,000	Alaska Air Group, Inc.	$724,590
Apparel Manufacturing: 1.6%
10,000	Skechers U.S.A., Inc. *	302,100
Auto Rental: 1.5%
8,000	Avis Budget Group, Inc. *	290,320
Automotive Retail: 1.4%
3,500	Group 1 Automotive, Inc.	264,950
Basic Materials Manufacturing: 8.9%
25,000	Commercial Metals Co.	342,250
8,000	Eagle Materials, Inc.	483,440
20,000	KapStone Paper & Packaging Corp.	451,800
21,225	Summit Materials, Inc. *	425,349
		1,702,839
Building Materials: 3.2%
13,000	Owens Corning	611,390
Computer & Electronic Products: 4.5%
6,000	Arrow Electronics, Inc. *	325,080
7,000	Skyworks Solutions, Inc.	537,810
		862,890
Construction: 3.0%
18,000	DR Horton, Inc.	576,540
Depository Credit Intermediation: 4.2%
10,000	Cullen/Frost Bankers, Inc.	600,000
4,000	Texas Capital BancShares, Inc. *	197,680
		797,680
Finance & Insurance: 1.2%
5,000	Lazard Ltd.	225,050
Food & Beverage Manufacturing: 5.5%
12,000	Cal-Maine Foods, Inc.	556,080
22,000	Pilgrim's Pride Corp.	485,980
		1,042,060
Food Services: 2.6%
4,000	Cracker Barrel Old Country Store, Inc.	507,320
Funeral Services: 2.5%
20,000	Carriage Services, Inc.	482,000
Grocery Stores: 2.1%
15,000	Sprouts Farmers Market, Inc. *	398,850
Household Goods: 3.1%
4,000	Whirlpool Corp.	587,480
Internet Services: 3.6%
8,000	TripAdvisor, Inc. *	682,000
Mining, Oil & Gas Extraction: 5.6%
70,000	Bonanza Creek Energy, Inc. *	368,900
6,000	Diamondback Energy, Inc. *	401,400
32,000	Whiting Petroleum Corp. *	302,080

		1,072,380
Motor Vehicle Parts Manufacturing: 2.3%
15,000	LKQ Corp. *	444,450
Movie Production & Theaters: 2.8%
16,000	Cinemark Holdings, Inc.	534,880
Pharmaceuticals: 5.7%
35,000	Horizon Pharma PLC *	758,450
25,000	Supernus Pharmaceuticals, Inc. *	336,000
		1,094,450
Recreation: 1.1%
4,000	Brunswick Corp.	202,040
Rental & Leasing: 2.7%
7,000	United Rentals, Inc. *	507,780
Retail Trade: 15.8%
5,000	Casey's General Stores, Inc.	602,250
8,000	Foot Locker, Inc.	520,720
3,000	O'Reilly Automotive, Inc. *	760,260
40,000	Stage Stores, Inc.	364,400
9,000	Tractor Supply Co.	769,500
		3,017,130
Software Publishers: 1.6%
10,000	Fortinet, Inc. *	311,700
Transportation & Warehousing: 1.2%
4,500	Kirby Corp. *	236,790
Transportation Equipment: 4.3%
1,000	AMERCO	389,500
18,000	Trinity Industries, Inc.	432,360
		821,860
TOTAL COMMON STOCKS
(Cost $18,948,435)		18,301,519
PARTNERSHIPS & TRUSTS: 1.7%
Land Ownership & Leasing: 1.7%
2,500	Texas Pacific Land Trust [1]	327,300
TOTAL PARTNERSHIPS & TRUSTS
(Cost $279,632)		327,300
SHORT-TERM INVESTMENTS: 2.5%
Money Market Fund: 2.5%
470,691	Fidelity Money Market Portfolio - Select Class, 0.23% [2]	470,691
TOTAL SHORT-TERM INVESTMENTS
(Cost $470,691)		470,691
TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $19,698,758)		19,099,510
Liabilities in Excess of Other Assets: 0.0%		(6,559)
TOTAL NET ASSETS: 100.0%		$19,092,951

*	Non-income producing security
[1]	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance March 31, 2015	Purchases	Sales	Share Balance December 31, 2015	Realized Gain (Loss)	Dividend Income	Value December 31, 2015	Acquisition Cost
Texas Pacific Land Trust	2,500	-	-	2,500	$-	$-	$327,300	$279,632
Total					$-	$-	$327,300	$279,632

[2]	Seven-day yield as of December 31, 2015

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:
Cost of investments	$19,698,758
Gross unrealized appreciation	1,768,818
Gross unrealized depreciation	(2,368,066)
Net unrealized depreciation	$(599,248)
+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.
Hodges Small-Mid Cap Fund
Summary of Fair Value Exposure at December 31, 2015 (Unaudited)

The Hodges Small-Mid Cap Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2015. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$18,301,519	$-	$-	$18,301,519
Partnerships & Trusts	327,300	-	-	327,300
Short-Term Investments	470,691	-	-	470,691
Total Investments	$19,099,510	$-	$-	$19,099,510

HODGES PURE CONTRARIAN FUND

SCHEDULE OF INVESTMENTS at December 31, 2015 (Unaudited)

Shares	Value
COMMON STOCKS: 91.8%
Apparel Manufacturing: 11.1%
21,000	Crocs, Inc. *	$215,040
10,000	Michael Kors Holdings Ltd. *	400,600
		615,640
Basic Materials Manufacturing: 8.0%
30,000	Builders FirstSource, Inc. *	332,400
14,000	United States Steel Corp.	111,720
		444,120
Computer & Electronic Products: 9.2%
230,000	Intrusion, Inc. *,1	250,700
11,000	Stratasys Ltd. *	258,280
		508,980
Finance & Insurance: 2.1%
100,000	U.S. Global Investors, Inc.	117,000
Food & Beverage Manufacturing: 2.5%
3,000	Cal-Maine Foods, Inc.	139,020
Food Services: 9.3%
115,000	Luby's, Inc. *,2	514,050
Internet Services: 4.7%
20,000	PFSweb, Inc. *	257,400
Manufacturing: 4.7%
50,000	The Dixie Group, Inc. *,2	261,500
Mining, Oil & Gas Extraction: 15.9%
40,000	Basic Energy Services, Inc. *	107,200
85,000	Cliffs Natural Resources, Inc. *	134,300
105,000	Comstock Resources, Inc. *,2	196,350
6,000	Ensco PLC	92,340
35,000	Freeport-McMoRan Copper & Gold, Inc.	236,950
16,000	Southwestern Energy Co. *	113,760
		880,900
Petroleum Products: 5.0%
33,000	Aegean Marine Petroleum Network, Inc.	275,880
Publishing Industries: 7.2%
80,100	A.H. Belo Corp. - Class A [2]	400,500
Retail Trade: 12.1%
88,000	J.C. Penney Co., Inc. *	586,080
5,000	Lumber Liquidators Holdings, Inc. *	86,800
		672,880
TOTAL COMMON STOCKS
(Cost $7,565,854)		5,087,870
PARTNERSHIPS & TRUSTS: 4.4%
Real Estate Investment Trusts: 4.4%
33,000	FelCor Lodging Trust, Inc.	240,900
TOTAL PARTNERSHIPS & TRUSTS
(Cost $194,877)		240,900

SHORT-TERM INVESTMENTS: 1.3%
Money Market Fund: 1.3%
70,405	Fidelity Money Market Portfolio - Select Class, 0.23% [3]	70,405
TOTAL SHORT-TERM INVESTMENTS
(Cost $70,405)		70,405
TOTAL INVESTMENTS IN SECURITIES: 97.5%
(Cost $7,831,136)		5,399,175
Other Assets in Excess of Liabilities: 2.5%		141,226
TOTAL NET ASSETS: 100.0%		$5,540,401

*	Non-income producing security
[1]	A portion of this security is considered illiquid. As of December 31, 2015, the total market value of the investment considered illiquid was $241,654 or 4.4% of total net assets.
[2]	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance March 31, 2015	Purchases	Sales	Share Balance December 31, 2015	Realized Gain (Loss)	Dividend Income	Value December 31, 2015	Acquisition Cost
A.H. Belo Corp.- Class A	110,100	-	30,000	80,100	$21,075	$24,024	$400,500	$545,346
Comstock Resources, Inc.	-	117,000	12,000	105,000	$(10,628)	$-	$196,350	$466,237
The Dixie Group, Inc.	50,000	-	-	50,000	$-	$-	$261,500	$557,723
Luby's, Inc.	115,000	-	-	115,000	$-	$-	$514,050	$629,000
Total					$10,447	$24,024	$1,372,400	$2,198,306

[3]	Seven-day yield as of December 31, 2015

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

Cost of investments	$7,901,374
Gross unrealized appreciation	274,030
Gross unrealized depreciation	(2,776,229)
Net unrealized depreciation	$(2,502,199)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Hodges Pure Contrarian Fund
Summary of Fair Value Exposure at December 31, 2015 (Unaudited)

The Hodges Pure Contrarian Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2015. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$5,087,870	$-	$-	$5,087,870
Partnerships & Trusts	240,900	-	-	240,900
Short-Term Investments	70,405	-	-	70,405
Total Investments	$5,399,175	$-	$-	$5,399,175

HODGES BLUE CHIP 25 FUND

SCHEDULE OF INVESTMENTS at December 31, 2015 (Unaudited)

Shares	Value
COMMON STOCKS: 96.7%
Aerospace & Defense: 5.1%
4,500	The Boeing Co.	$650,655
Air Transportation: 3.3%
10,000	American Airlines Group, Inc.	423,500
Apparel Manufacturing: 7.3%
8,000	NIKE, Inc.	500,000
5,500	Under Armour, Inc. *	443,355
		943,355
Computer & Electronic Products: 4.1%
5,000	Apple, Inc.	526,300
Conglomerates: 4.1%
17,000	General Electric Co.	529,550
Entertainment: 4.9%
6,000	The Walt Disney Co.	630,480
Food Services: 7.5%
500	Chipotle Mexican Grill, Inc. *	239,925
12,000	Starbucks Corp.	720,360
		960,285
Health & Personal Care Stores: 4.9%
6,500	CVS Health Corp.	635,505
Insurance: 3.8%
4,500	Aetna, Inc.	486,540
Internet Services: 12.2%
800	Alphabet, Inc. *	622,408
9,000	Facebook, Inc. *	941,940
		1,564,348
Non-Depository Credit Intermediation: 4.8%
8,000	Visa, Inc.	620,400
Pharmaceuticals: 14.1%
8,000	AbbVie, Inc.	473,920
5,000	Celgene Corp. *	598,800
4,000	Eli Lilly & Co.	337,040
4,000	Gilead Sciences, Inc.	404,760
		1,814,520
Retail Trade: 17.1%
800	Amazon.com, Inc. *	540,712
3,500	Costco Wholesale Corp.	565,250
5,000	The Home Depot, Inc.	661,250
5,000	Tractor Supply Co.	427,500
		2,194,712
Software Publishers: 3.5%
8,000	Microsoft Corp.	443,840
TOTAL COMMON STOCKS
(Cost $10,989,466)		12,423,990
PARTNERSHIPS & TRUSTS: 3.6%
Land Ownership & Leasing: 3.6%

3,500	Texas Pacific Land Trust [1]	458,220
TOTAL PARTNERSHIPS & TRUSTS
(Cost $179,571)		458,220
SHORT-TERM INVESTMENTS: 0.2%
Money Market Fund: 0.2%
27,644	Fidelity Money Market Portfolio - Select Class, 0.23% [2]	27,644
TOTAL SHORT-TERM INVESTMENTS
(Cost $27,644)		27,644
TOTAL INVESTMENTS IN SECURITIES: 100.5%
(Cost $11,196,681)		12,909,854
Liabilities in Excess of Other Assets: (0.5)%		(65,696)
TOTAL NET ASSETS: 100.0%		$12,844,158

*	Non-income producing security
[1]	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance March 31, 2015	Purchases	Sales	Share Balance December 31, 2015	Realized Gain (Loss)	Dividend Income	Value December 31, 2015	Acquisition Cost
Texas Pacific Land Trust	5,000	-	1,500	3,500	$174,302	$-	$458,220	$179,571
Total					$174,302	$-	$458,220	$179,571

[2]	Seven-day yield as of December 31, 2015

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:
Cost of investments	$11,196,682
Gross unrealized appreciation	2,152,176
Gross unrealized depreciation	(439,004)
Net unrealized appreciation	$1,713,172
+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Hodges Blue Chip 25 Fund
Summary of Fair Value Exposure at December 31, 2015 (Unaudited)

The Hodges Blue Chip 25 Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2015. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$12,423,990	$-	$-	$12,423,990
Partnerships & Trusts	458,220	-	-	458,220
Short-Term Investments	27,644	-	-	27,644
Total Investments	$12,909,854	$-	$-	$12,909,854

HODGES EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS at December 31, 2015 (Unaudited)

Shares	Value

COMMON STOCKS: 100.6%
Aerospace & Defense: 7.7%
8,000	The Boeing Co.	$1,156,720
Basic Materials Manufacturing: 1.5%
6,000	International Paper Co.	226,200
Computer & Electronic Products: 3.5%
5,000	Apple, Inc.	526,300
Conglomerates: 4.1%
20,000	General Electric Co.	623,000
Consumer, Non-Durable: 3.2%
6,000	Procter & Gamble Co.	476,460
Depository Credit Intermediation: 3.2%
8,000	Cullen/Frost Bankers, Inc.	480,000
Food & Beverage Manufacturing: 3.7%
12,000	Cal-Maine Foods, Inc.	556,080
Food & Beverage Products: 3.3%
5,000	PepsiCo, Inc.	499,600
Food Services: 7.4%
6,000	Cracker Barrel Old Country Store, Inc.	760,980
6,000	Starbucks Corp.	360,180
		1,121,160
Household Goods: 2.9%
3,000	Whirlpool Corp.	440,610
Mining, Oil & Gas Extraction: 5.8%
5,000	ConocoPhillips	233,450
24,000	EnLink Midstream, LLC	362,160
10,000	Targa Resources Corp.	270,600
		866,210
Motor Vehicle Manufacturing: 3.4%
15,000	General Motors Co.	510,150
Movie Production & Theaters: 3.8%
17,000	Cinemark Holdings, Inc.	568,310
Petroleum Products: 5.5%
4,000	Chevron Corp.	359,840
6,000	Exxon Mobil Corp.	467,700
		827,540
Pharmaceuticals: 16.7%
12,000	AbbVie, Inc.	710,880
5,000	Eli Lilly & Co.	421,300
6,000	Gilead Sciences, Inc.	607,140
7,500	Johnson & Johnson	770,400
		2,509,720
Rail Transportation: 2.3%
4,500	Union Pacific Corp.	351,900
Retail Trade: 9.7%
9,000	The Home Depot, Inc.	1,190,250
30,000	Stage Stores, Inc.	273,300
1,463,550

Software Publishers: 7.0%
19,000	Microsoft Corp.	1,054,120
Telecommunications: 5.9%
12,500	AT&T, Inc.	430,125
10,000	Verizon Communications, Inc.	462,200
		892,325
TOTAL COMMON STOCKS
(Cost $12,991,107)		15,149,955
PARTNERSHIPS & TRUSTS: 4.3%
Real Estate Investment Trusts: 4.3%
22,505	The GEO Group, Inc.	650,620
TOTAL PARTNERSHIPS & TRUSTS
(Cost $671,957)		650,620
SHORT-TERM INVESTMENTS: 0.8%
Money Market Fund: 0.8%
116,139	Fidelity Money Market Portfolio - Select Class, 0.23% [1]	116,139
TOTAL SHORT-TERM INVESTMENTS
(Cost $116,139)		116,139
TOTAL INVESTMENTS IN SECURITIES: 105.7%
(Cost $13,779,203)		15,916,714
Liabilities in Excess of Other Assets: (5.7)%		(862,955)
TOTAL NET ASSETS: 100.0%		$15,053,759

[1]	Seven-day yield as of December 31, 2015

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:
Cost of investments	$13,779,203
Gross unrealized appreciation	3,046,764
Gross unrealized depreciation	(909,253)
Net unrealized appreciation	$2,137,511
+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Hodges Equity Income Fund
Summary of Fair Value Exposure at December 31, 2015 (Unaudited)

The Hodges Equity Income Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2015. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$15,149,955	$-	$-	$15,149,955
Partnerships & Trusts	650,620	-	-	650,620
Short-Term Investments	116,139	-	-	116,139
Total Investments	$15,916,714	$-	$-	$15,916,714

Item 2. Controls and Procedures.
(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
 Elaine E. Richards, President (Principal Executive Officer)

Date  February 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
  Elaine E. Richards, President (Principal Executive Officer)

Date  February 24, 2016

By (Signature and Title)* /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer (Principal Financial Officer)

Date  February 26, 2016

* Print the name and title of each signing officer under his or her signature.